Financial risk management - Fair Value measurement of financial assets measured at fair value (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	₩ 126,767,185	₩ 131,041,271
Due from banks measured at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	26,116	34,262
Loans at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	2,389,180	1,683,344
Securities at FVTPL:
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	54,228,374	60,686,153
Securities at FVTPL: | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	51,528,217	58,227,147
Securities at FVTPL: | Gold/silver deposits
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	75,969	83,691
Securities at FVTPL: | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	2,624,188	2,375,315
Derivative assets
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	6,461,796	3,799,189
Derivative assets | Trading
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	6,163,492	3,574,126
Derivative assets | Hedging
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	298,304	225,063
Securities measured at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	63,661,719	64,838,323
Securities measured at FVTPL | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	62,093,908	63,806,919
Securities measured at FVTPL | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	1,567,811	1,031,404
Level 1
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	31,979,547	33,497,763
Level 1 | Securities at FVTPL:
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	6,456,230	8,276,513
Level 1 | Securities at FVTPL: | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	5,757,167	7,250,389
Level 1 | Securities at FVTPL: | Gold/silver deposits
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	75,969	83,691
Level 1 | Securities at FVTPL: | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	623,094	942,433
Level 1 | Derivative assets
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	47,550	11,542
Level 1 | Derivative assets | Trading
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	47,550	11,542
Level 1 | Securities measured at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	25,475,767	25,209,708
Level 1 | Securities measured at FVTPL | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	24,784,510	24,951,761
Level 1 | Securities measured at FVTPL | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	691,257	257,947
Level 2
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	78,337,778	83,457,029
Level 2 | Due from banks measured at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	26,116
Level 2 | Loans at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	957,543	790,510
Level 2 | Securities at FVTPL:
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	34,159,619	40,504,108
Level 2 | Securities at FVTPL: | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	34,154,575	40,396,692
Level 2 | Securities at FVTPL: | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	5,044	107,416
Level 2 | Derivative assets
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	5,885,102	3,259,028
Level 2 | Derivative assets | Trading
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	5,586,798	3,033,965
Level 2 | Derivative assets | Hedging
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	298,304	225,063
Level 2 | Securities measured at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	37,309,398	38,903,383
Level 2 | Securities measured at FVTPL | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	37,309,398	38,855,158
Level 2 | Securities measured at FVTPL | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	0	48,225
Level 3
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	16,449,860	14,086,479
Level 3 | Due from banks measured at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	0	34,262
Level 3 | Loans at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	1,431,637	892,834
Level 3 | Securities at FVTPL:
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	13,612,525	11,905,532
Level 3 | Securities at FVTPL: | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	11,616,475	10,580,066
Level 3 | Securities at FVTPL: | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	1,996,050	1,325,466
Level 3 | Derivative assets
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	529,144	528,619
Level 3 | Derivative assets | Trading
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	529,144	528,619
Level 3 | Derivative assets | Hedging
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value		0
Level 3 | Securities measured at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	876,554	725,232
Level 3 | Securities measured at FVTPL | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value		0
Level 3 | Securities measured at FVTPL | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	₩ 876,554	₩ 725,232